STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 82.6%
Europe - 0.1%
Earthquake - 0.1%
Azzurro Re II Class A
(3 Month Euribor + 4.500%), 01/17/2024 (a)(b)(c)(d) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR	431,000	$507,926

Global - 17.8%
Earthquake - 3.3%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d)(e)(f) (Cost: $10,809,765; Original Acquisition Date: 07/03/2018)		$10,837,000	10,752,471
IBRD CAR 116
(3 Month Libor USD + 2.500%), 02/15/2021 (a)(b)(c)(d)(f) (Cost: $10,492,568; Original Acquisition Date: 02/02/2018)		10,546,000	10,343,517
IBRD CAR 117
(3 Month Libor USD + 3.000%), 02/15/2021 (a)(b)(c)(d)(f) (Cost: $8,356,819; Original Acquisition Date: 02/02/2018)		8,384,000	8,222,608
IBRD CAR 120
(3 Month Libor USD + 6.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $1,400,000; Original Acquisition Date: 02/02/2018)		1,400,000	1,389,640
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (a)(b)(c)(d) (Cost: $662,000; Original Acquisition Date: 11/15/2019)		662,000	655,976

			31,364,212

Mortality/Longevity/Disease - 0.7%
Chesterfield 2014-1
4.500%, 12/15/2034 (c)(d)(g) (Cost: $3,212,500; Original Acquisition Date: 12/11/2014)		3,212,500	3,184,872
Vita Capital VI
(6 Month Libor USD + 2.900%), 01/08/2021 (a)(b)(c)(d)(e) (Cost: $3,817,767; Original Acquisition Date: 12/15/2015)		4,444,000	3,894,722

			7,079,594

Multiperil - 13.8%
3264 Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 02/07/2023 (a)(b)(c)(d)(f) (Cost: $1,500,000; Original Acquisition Date: 01/17/2020)		1,500,000	1,478,700
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.250%), 06/10/2024 (a)(b)(c)(d) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)		7,865,000	7,930,673
Atlas Capital UK 2018 PLC
(3 Month Libor USD + 6.140%), 06/07/2022 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)		8,750,000	8,516,375
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 12.180%), 06/07/2023 (a)(b)(c)(d)(e) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)		4,436,000	4,307,356
Atlas IX 2015-1
(3 Month Libor USD + 0.100%), 01/07/2021 (a)(b)(c)(d) (Cost: $1,119,363; Original Acquisition Date: 02/05/2015)		1,119,260	956,967
Galileo Re 2017-1 Class B
(3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $2,074,000; Original Acquisition Date: 10/30/2017)		2,074,000	2,035,942
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 6.750%), 06/07/2023 (a)(b)(c)(d) (Cost: $3,763,000; Original Acquisition Date: 07/10/2020)		3,763,000	3,777,676
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 9.750%), 06/07/2023 (a)(b)(c)(d) (Cost: $5,789,000; Original Acquisition Date: 07/10/2020)		5,789,000	5,811,867
Kendall Re 2018-1 Class A
(3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $10,020,615; Original Acquisition Date: 04/19/2018)		10,029,000	9,826,414
Kilimanjaro Re II 2017-1 Class A-1
(6 Month Libor USD + 10.610%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,580,357; Original Acquisition Date: 04/06/2017)		13,666,000	13,472,626
Kilimanjaro Re II 2017-1 Class B-1
(6 Month Libor USD + 7.910%), 04/20/2021 (a)(b)(c)(d)(e) (Cost: $14,237,523; Original Acquisition Date: 04/06/2017)		14,224,000	14,010,640

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 13.8% (continued)
Kilimanjaro Re II 2017-1 Class C-1
(6 Month Libor USD + 6.300%), 04/20/2021 (a)(b)(c)(d)(e) (Cost: $18,663,456; Original Acquisition Date: 04/06/2017)		$18,627,000	$18,477,984
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/21/2022 (a)(b)(c)(d) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)		1,571,000	1,521,906
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/21/2022 (a)(b)(c)(d) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		2,357,000	2,331,073
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/21/2022 (a)(b)(c)(d)(e) (Cost: $6,251,000; Original Acquisition Date: 04/06/2017)		6,260,000	6,162,031
Loma Re 2013-1 Class C
(T-Bill 3 Month + 0.500%), 01/08/2021 (a)(b)(c)(d)(g) (Cost: $19,011,000; Original Acquisition Date: 12/20/2013)		19,011,000	5,798,355
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (a)(b)(c)(d)(f) (Cost: $3,951,000; Original Acquisition Date: 01/29/2020)		3,951,000	3,897,266
Northshore Re 2018-1 Class A
(3 Month Libor USD + 7.990%), 07/08/2022 (a)(b)(c)(d)(e) (Cost: $12,019,649; Original Acquisition Date: 07/02/2018)		12,177,000	12,038,791
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.500%), 07/07/2023 (a)(b)(c)(d)(e) (Cost: $4,095,000; Original Acquisition Date: 06/21/2019)		4,095,000	4,083,534
Riverfront Re 2017-1 Class A
(T-Bill 3 Month + 4.860%), 01/15/2021 (a)(b)(c)(d)(f) (Cost: $6,670,844; Original Acquisition Date: 05/23/2017)		6,716,000	6,595,112

			133,031,288

			171,475,094

Great Britain - 0.3%
Terrorism - 0.3%
Baltic PCC 2019-1 Class A
(T-Bill 3 Month + 5.900%), 03/07/2027 (a)(b)(c)(d)(g) (Cost: $2,906,566; Original Acquisition Date: 02/15/2019)	GBP	2,300,000	3,010,708

Japan - 6.6%
Earthquake - 4.5%
Kizuna Re II 2018-1 Class B
(T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d)(e) (Cost: $362,000; Original Acquisition Date: 03/16/2018)		$362,000	357,022
Nakama Re 2015-1 Class 2
(T-Bill 3 Month + 3.250%), 01/14/2021 (a)(b)(c)(d)(e) (Cost: $8,091,064; Original Acquisition Date: 12/14/2015)		8,093,000	8,048,489
Nakama Re 2016-1 Class 1
(6 Month Libor USD + 2.200%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)		7,500,000	7,464,375
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)		4,830,000	4,815,027
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d)(e) (Cost: $15,240,196; Original Acquisition Date: 02/22/2018)		15,256,000	15,009,616
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (a)(b)(c)(d)(e)(f) (Cost: $6,600,926; Original Acquisition Date: 02/22/2018)		6,638,000	6,565,314
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/01/2025 (a)(b)(c)(d)(f) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)		1,129,000	1,104,331

			43,364,174

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 1.7%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d)(e)(f) (Cost: $8,854,811; Original Acquisition Date: 03/22/2018)	$9,195,000	$9,032,708
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d)(f) (Cost: $7,362,686; Original Acquisition Date: 03/22/2018)	7,513,000	7,335,693

		16,368,401

Windstorm - 0.4%
Aozora Re 2017-1 Class A
(6 Month Libor USD + 2.000%), 04/07/2021 (a)(b)(c)(d)(f) (Cost: $4,096,291; Original Acquisition Date: 01/30/2020)	4,208,000	4,185,698

		63,918,273

Mexico - 1.2%
Earthquake - 0.7%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (a)(b)(c)(d)(f) (Cost: $5,631,000; Original Acquisition Date: 02/28/2020)	5,631,000	5,500,079
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (a)(b)(c)(d) (Cost: $1,111,000; Original Acquisition Date: 02/28/2020)	1,111,000	1,086,503

		6,586,582

Windstorm - 0.5%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (a)(b)(c)(d)(f) (Cost: $5,021,871; Original Acquisition Date: 02/28/2020)	5,021,000	4,844,261

		11,430,843

United States - 56.6%
Earthquake - 8.2%
Merna Re 2018-1 Class A
(T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d)(e) (Cost: $5,472,501; Original Acquisition Date: 03/26/2018)	5,493,000	5,456,746
Merna Re II 2019-1 Class A
(T-Bill 3 Month + 2.000%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,966,744; Original Acquisition Date: 03/24/2020)	2,000,000	1,973,800
Sierra 2020-1 Class B
(T-Bill 3 Month + 5.750%), 12/28/2022 (a)(b)(c)(d)(f) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,713,062
Sutter Re 2020-2 Class A
(T-Bill 3 Month + 5.000%), 06/06/2022 (a)(b)(c)(d) (Cost: $16,781,000; Original Acquisition Date: 05/13/2020)	16,781,000	16,826,309
Sutter Re 2020-2 Class F
(T-Bill 3 Month + 8.500%), 06/06/2022 (a)(b)(c)(d) (Cost: $15,523,000; Original Acquisition Date: 05/13/2020)	15,523,000	15,639,423
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.240%), 09/24/2021 (a)(b)(c)(d)(e) (Cost: $15,385,627; Original Acquisition Date: 09/07/2018)	15,488,000	15,220,832
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (a)(b)(c)(d)(f) (Cost: $20,348,000; Original Acquisition Date: 11/20/2019)	20,348,000	20,091,615

		78,921,787

Fire - 0.1%
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (a)(b)(c)(d) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	1,438,000	1,438,072

Flood - 5.4%
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.830%), 03/07/2022 (a)(b)(c)(d) (Cost: $17,550,568; Original Acquisition Date: 04/10/2019)	17,797,000	17,296,904
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 15.080%), 03/07/2022 (a)(b)(c)(d) (Cost: $2,088,033; Original Acquisition Date: 04/10/2019)	2,118,000	2,032,645

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Flood - 5.4% (continued)
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.000%), 02/27/2026 (a)(b)(c)(d) (Cost: $24,989,692; Original Acquisition Date: 02/14/2020)	$25,014,000	$24,412,413
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 14.500%), 02/27/2023 (a)(b)(c)(d) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	8,708,400

		52,450,362

Mortality/Longevity/Disease - 0.8%
Vitality Re IX 2018 Class A
(T-Bill 3 Month + 1.600%), 01/10/2022 (a)(b)(c)(d)(e) (Cost: $1,501,425; Original Acquisition Date: 09/24/2019)	1,500,000	1,450,425
Vitality Re IX 2018 Class B
(T-Bill 3 Month + 1.750%), 01/10/2022 (a)(b)(c)(d)(e) (Cost: $1,250,791; Original Acquisition Date: 09/24/2019)	1,250,000	1,153,750
Vitality Re VIII 2017 Class A
(T-Bill 3 Month + 1.750%), 01/08/2021 (a)(b)(c)(d) (Cost: $1,000,971; Original Acquisition Date: 12/03/2019)	1,000,000	972,850
Vitality Re X 2019 Class B
(T-Bill 3 Month + 2.000%), 01/10/2023 (a)(b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 01/17/2019)	2,500,000	2,290,875
Vitality Re XI Limited 2020 Class A
(T-Bill 3 Month + 1.500%), 01/09/2024 (a)(b)(c)(d) (Cost: $1,000,000; Original Acquisition Date: 01/23/2020)	1,000,000	955,200
Vitality Re XI Limited 2020 Class B
(T-Bill 3 Month + 1.800%), 01/09/2024 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 01/23/2020)	750,000	678,713

		7,501,813

Multiperil - 28.7%
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 6.330%), 06/08/2022 (a)(b)(c)(d) (Cost: $8,970,491; Original Acquisition Date: 05/09/2019)	9,031,000	8,886,504
Blue Halo Re 2016-1 Class A
(T-Bill 3 Month + 0.500%), 06/21/2022 (a)(b)(c)(d) (Cost: $4,750,000; Original Acquisition Date: 06/10/2016)	4,750,000	4,613,437
Blue Halo Re 2016-1 Class B
(T-Bill 3 Month + 0.100%), 06/21/2022 (a)(b)(c)(d)(g)(h) (Cost: $341,380; Original Acquisition Date: 06/10/2016)	341,380	324,823
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.750%), 02/20/2024 (a)(b)(c)(d) (Cost: $2,725,000; Original Acquisition Date: 02/13/2020)	2,725,000	2,657,965
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.760%), 05/23/2022 (a)(b)(c)(d)(e) (Cost: $13,900,313; Original Acquisition Date: 05/10/2018)	13,938,000	13,611,851
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (a)(b)(c)(d)(e) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	3,913,161
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,264,000; Original Acquisition Date: 03/08/2019)	3,264,000	3,191,213
Caelus 2018-1 Class A
(T-Bill 3 Month + 3.190%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	2,221,950
Caelus 2018-1 Class B
(T-Bill 3 Month + 4.030%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	1,788,128
Caelus 2018-1 Class C
(T-Bill 3 Month + 7.240%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	2,464,991
Caelus 2018-1 Class D
(T-Bill 3 Month + 10.700%), 06/07/2021 (a)(b)(c)(d) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	366,073
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.500%), 06/07/2023 (a)(b)(c)(d) (Cost: $6,787,922; Original Acquisition Date: 02/20/2020)	6,865,000	6,632,620

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 28.7% (continued)
Caelus Re 2020-1 Class B-1
(T-Bill 3 Month + 5.500%), 06/07/2024 (a)(b)(c)(d) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	$4,000,000	$3,820,400
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2024 (a)(b)(c)(d) (Cost: $648,500; Original Acquisition Date: 04/27/2017)	648,500	593,377
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2023 (a)(b)(c)(d)(g) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	20,791
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2023 (a)(b)(c)(d)(g) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	366,684	37
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 5.700%), 09/08/2020 (a)(b)(c)(d)(g)(h) (Cost: $456,752; Original Acquisition Date: 02/12/2016)	456,752	348,091
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.250%), 08/06/2024 (a)(b)(c)(d)(e) (Cost: $22,417,592; Original Acquisition Date: 07/25/2018)	22,448,000	21,963,123
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 13.500%), 08/06/2024 (a)(b)(c)(d)(e) (Cost: $12,657,555; Original Acquisition Date: 07/25/2018)	12,727,000	12,354,735
Fortius Re 2017-1
(6 Month Libor USD + 3.420%), 07/07/2021 (a)(b)(c)(d) (Cost: $2,511,517; Original Acquisition Date: 07/14/2017)	2,510,000	2,479,378
Galileo Re 2019-1 Class C
(T-Bill 3 Month + 9.250%), 01/08/2024 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	2,977,050
Galileo Re 2019-1 Class D
(T-Bill 3 Month + 7.450%), 01/08/2027 (a)(b)(c)(d)(f) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	1,971,900
Golden State Re II 2018-1 Class A
(3 Month Libor USD + 2.200%), 01/08/2023 (a)(b)(c)(d)(e) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,132,913
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.000%), 07/08/2024 (a)(b)(c)(d) (Cost: $6,899,000; Original Acquisition Date: 06/09/2020)	6,899,000	6,901,415
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 15.750%), 12/19/2023 (a)(b)(c)(d) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	6,511,388
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 15.750%), 12/19/2024 (a)(b)(c)(d) (Cost: $10,807,595; Original Acquisition Date: 12/09/2019)	11,117,000	10,753,474
Kilimanjaro III Re 2019-1 Class B-1
(T-Bill 3 Month + 9.500%), 12/19/2023 (a)(b)(c)(d) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,251,250
Kilimanjaro III Re 2019-1 Class B-2
(T-Bill 3 Month + 9.500%), 12/19/2024 (a)(b)(c)(d) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	8,948,450
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $5,866,016; Original Acquisition Date: 04/18/2018)	6,229,000	5,977,971
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (a)(b)(c)(d)(e) (Cost: $8,020,055; Original Acquisition Date: 04/18/2018)	8,036,000	7,979,748
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $2,214,358; Original Acquisition Date: 04/18/2018)	2,340,000	2,201,355
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (a)(b)(c)(d)(e) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,248,174
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d)(e) (Cost: $16,205,976; Original Acquisition Date: 05/17/2018)	16,196,000	15,860,743
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/28/2024 (a)(b)(c)(d) (Cost: $1,391,000; Original Acquisition Date: 05/06/2020)	1,391,000	1,387,314

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 28.7% (continued)
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (a)(b)(c)(d)(f) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	$7,750,000	$7,691,875
Mona Lisa Re 2020-1 Class B
(T-Bill 3 Month + 8.000%), 01/09/2023 (a)(b)(c)(d)(f) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,382,025
Residential Re 2015-I Class 10
(T-Bill 3 Month + 0.500%), 06/06/2020 (a)(b)(c)(d)(g)(h) (Cost: $3,209,301; Original Acquisition Date: 05/21/2015)	3,209,301	90,824
Residential Re 2015-I Class 11
(T-Bill 3 Month + 0.500%), 06/08/2020 (a)(b)(c)(d)(g)(h) (Cost: $1,317,000; Original Acquisition Date: 05/21/2015)	1,317,000	1,154,482
Residential Re 2016-I Class 10
(T-Bill 3 Month + 11.520%), 06/06/2023 (a)(b)(c)(d)(g) (Cost: $2,391,000; Original Acquisition Date: 04/28/2016)	2,391,000	59,775
Residential Re 2016-I Class 11
(T-Bill 3 Month + 5.030%), 09/08/2020 (a)(b)(c)(d)(g)(h) (Cost: $601,081; Original Acquisition Date: 04/28/2016)	601,081	477,439
Residential Re 2017-I Class 11
(T-Bill 3 Month + 5.170%), 06/06/2024 (a)(b)(c)(d) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,628,718
Residential Re 2017-II Class 2
(T-Bill 3 Month + 13.040%), 12/06/2021 (a)(b)(c)(d) (Cost: $1,201,446; Original Acquisition Date: 05/27/2020)	1,261,000	1,214,721
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.360%), 06/06/2025 (a)(b)(c)(d) (Cost: $6,387,254; Original Acquisition Date: 04/30/2018)	6,397,000	6,174,704
Residential Re 2018-II Class 2
(T-Bill 3 Month + 11.790%), 12/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 11/15/2018)	4,500,000	4,322,250
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.680%), 06/06/2023 (a)(b)(c)(d) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	488,664
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (a)(b)(c)(d) (Cost: $1,152,904; Original Acquisition Date: 05/08/2019)	1,162,000	1,140,213
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.370%), 12/06/2027 (a)(b)(c)(d) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,399,726
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2028 (a)(b)(c)(d) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,242,681
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.930%), 12/06/2021 (a)(b)(c)(d) (Cost: $10,381,513; Original Acquisition Date: 10/17/2018)	10,427,000	10,093,336
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $19,278,786; Original Acquisition Date: 03/23/2018)	19,421,000	18,352,845
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.500%), 04/07/2024 (a)(b)(c)(d) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	4,811,000	4,766,498
Sierra 2020-1 Class A
(T-Bill 3 Month + 3.250%), 12/28/2023 (a)(b)(c)(d)(f) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	1,994,400
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,438,431
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2027 (a)(b)(c)(d)(f) (Cost: $1,925,010; Original Acquisition Date: 01/17/2020)	1,932,000	1,912,680
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 9.100%), 01/08/2022 (a)(b)(c)(d) (Cost: $1,973,029; Original Acquisition Date: 08/02/2019)	1,993,000	1,961,012

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 28.7% (continued)
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.060%), 01/08/2022 (a)(b)(c)(d) (Cost: $4,660,550; Original Acquisition Date: 08/02/2019)	$4,673,000	$4,614,120

		276,957,212

Other - 0.4%
Cal Phoenix Re 2018-1 Class A
(3 Month Libor USD + 0.500%), 08/13/2021 (a)(b)(c)(d)(g) (Cost: $4,750,000; Original Acquisition Date: 07/30/2018)	4,750,000	53,437
SD Re 2018-1 Class A
(3 Month Libor USD + 4.000%), 10/19/2021 (a)(b)(c)(d)(f) (Cost: $3,679,213; Original Acquisition Date: 10/05/2018)	3,750,000	3,558,750

		3,612,187

Windstorm - 13.0%
Alamo Re 2018-1 Class A
(T-Bill 3 Month + 3.400%), 06/07/2024 (a)(b)(c)(d)(f) (Cost: $20,957,641; Original Acquisition Date: 05/23/2018)	20,994,000	20,884,831
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 4.450%), 06/08/2022 (a)(b)(c)(d)(f) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,716,124
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.750%), 06/08/2023 (a)(b)(c)(d) (Cost: $15,680,000; Original Acquisition Date: 05/29/2020)	15,680,000	15,881,488
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (a)(b)(c)(d) (Cost: $4,884,000; Original Acquisition Date: 06/16/2020)	4,884,000	4,880,581
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.240%), 02/25/2022 (a)(b)(c)(d)(f) (Cost: $13,382,975; Original Acquisition Date: 02/11/2019)	13,391,000	13,350,827
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.490%), 05/09/2022 (a)(b)(c)(d) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,688,789
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 0.100%), 02/25/2021 (a)(b)(c)(d)(g)(h) (Cost: $1,937,160; Original Acquisition Date: 02/19/2016)	1,937,160	589,575
Everglades II 2020-2 A
(T-Bill 3 Month + 6.250%), 05/04/2023 (a)(b)(c)(d) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	2,101,945
Everglades Re II 2018-1 A
(T-Bill 3 Month + 4.730%), 05/04/2021 (a)(b)(c)(d)(f) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	6,841,752
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.660%), 06/07/2023 (a)(b)(c)(d) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	487,578
Frontline 2018-1 Class A
(T-Bill 3 Month + 7.740%), 07/06/2022 (a)(b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 06/12/2018)	4,000,000	1,670,600
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.250%), 04/12/2023 (a)(b)(c)(d) (Cost: $3,689,000; Original Acquisition Date: 03/18/2020)	3,689,000	3,665,022
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.530%), 06/07/2021 (a)(b)(c)(d) (Cost: $5,446,054; Original Acquisition Date: 03/22/2018)	5,470,000	5,358,959
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 8.280%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,427,244; Original Acquisition Date: 03/22/2018)	2,451,000	2,394,137
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.620%), 06/07/2022 (a)(b)(c)(d) (Cost: $493,000; Original Acquisition Date: 05/23/2019)	493,000	480,872
Matterhorn Re 2019-1 Class A
6.182%, 12/07/2020 (a)(c)(d)(e)(i) (Cost: $5,767,418; Original Acquisition Date: 06/14/2019)	5,892,000	5,692,261
Matterhorn Re Ltd 2020-1 Class A
(T-Bill 3 Month + 5.250%), 12/07/2021 (a)(b)(c)(d) (Cost: $7,500,000; Original Acquisition Date: 12/20/2019)	7,500,000	7,348,500
Matterhorn Re Ltd 2020-1 Class B
(T-Bill 3 Month + 7.500%), 12/07/2021 (a)(b)(c)(d)(f) (Cost: $16,787,015; Original Acquisition Date: 12/20/2019)	16,892,000	16,577,809

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 13.0% (continued)
Matterhorn Re Ltd 2020-2 Class B
(T-Bill 3 Month + 6.250%), 12/07/2021 (a)(b)(c)(d) (Cost: $5,643,680; Original Acquisition Date: 01/29/2020)	$5,653,000	$5,591,948
Matterhorn Re Ltd 2020-4 Class A
(T-Bill 3 Month + 10.000%), 12/07/2021 (a)(b)(c)(d) (Cost: $1,435,000; Original Acquisition Date: 06/25/2020)	1,435,000	1,432,561
Matterhorn Re Ltd 2020-4 Class B
10.755%, 12/07/2021 (a)(c)(d)(i) (Cost: $3,246,734; Original Acquisition Date: 06/25/2020)	3,731,000	3,235,523
Pelican Re 2018-1 Class A
(3 Month Libor USD + 2.000%), 05/07/2021 (a)(b)(c)(d)(f) (Cost: $2,039,345; Original Acquisition Date: 04/23/2018)	2,046,000	2,035,463

		125,907,145

		546,788,578

TOTAL EVENT LINKED BONDS (Cost $836,935,492)		797,131,422

PARTICIPATION NOTES - 8.2%
Global - 8.2%
Multiperil - 8.2%
Eden Re II 2019-1 Class A
03/22/2023 (a)(c)(d)(g)(h)(j) (Cost: $249,500; Original Acquisition Date: 12/14/2018)	249,500	1,910,705
Eden Re II 2020-1 Class A
03/22/2024 (a)(c)(d)(g)(h)(j) (Cost: $12,750,000; Original Acquisition Date: 12/16/2019)	12,750,000	13,377,341
Eden Re II 2020-1 Class B
03/22/2024 (a)(c)(d)(g)(h)(j) (Cost: $24,700,000; Original Acquisition Date: 12/26/2019)	24,700,000	25,915,467
Limestone Re 2018-1 A
03/01/2022 (a)(c)(d)(g)(h)(j) (Cost: $1,049; Original Acquisition Date: 06/20/2018)	8,000	266,742
Limestone Re 2019-1 A
09/09/2022 (a)(c)(d)(g)(h) (Cost: $214,459; Original Acquisition Date: 12/24/2018)	227,000	779,302
Limestone Re 2019-2 A
03/01/2023 (a)(c)(d)(g)(h)(j) (Cost: $410,000; Original Acquisition Date: 06/25/2019)	410,000	633,798
Limestone Re 2019-2 B
03/01/2023 (a)(c)(d)(g)(h)(j) (Cost: $1,018,000; Original Acquisition Date: 06/25/2019)	1,018,000	1,574,083
Limestone Re 2020-1 B
03/01/2024 (a)(c)(d)(g)(h)(j) (Cost: $4,950,000; Original Acquisition Date: 12/27/2019)	4,950,000	5,028,210
Limestone Re 2020-2 B
10/01/2024 (a)(c)(d)(g)(j) (Cost: $9,900,000; Original Acquisition Date: 06/26/2020)	9,900,000	9,905,445
Sector Re V Series 10 Class B
03/01/2025 (a)(d)(g)(j) (Cost: $7,333,868; Original Acquisition Date: 04/24/2020)	7,333,868	7,569,294
Sector Re V Series 10 Class G
03/01/2025 (a)(d)(g)(j) (Cost: $8,829,996; Original Acquisition Date: 04/24/2020)	8,829,996	8,973,023
Sector Re V Series 9 Class A
03/01/2023 (a)(d)(g)(j) (Cost: $3,605,992; Original Acquisition Date: 04/24/2019)	3,605,992	1,698,612
Sector Re V Series 9 Class B
03/01/2023 (a)(d)(g)(j) (Cost: $1,283,254; Original Acquisition Date: 04/24/2019)	1,283,254	603,826
Sector Re V Series 9 Class G
03/01/2023 (a)(d)(g)(j) (Cost: $18,782; Original Acquisition Date: 04/24/2019)	18,782	1,336,187

TOTAL PARTICIPATION NOTES (Cost $75,264,900)		79,572,035

	SHARES	FAIR VALUE
PREFERENCE SHARES - 6.2%
Global - 6.2%
Multiperil - 6.2%
Arenal (Artex Segregated Account Company) (a)(d)(g)(h)(j) (Cost: $9,085,059; Original Acquisition Date: 05/07/2015)	18,011	4,009,816
Biscayne (Artex Segregated Account Company) (a)(d)(g)(h) (Cost: $0; Original Acquisition Date: 04/30/2014)	28,192	1,304,938
Hatteras (Artex Segregated Account Company) (a)(d)(g)(h)(j) (Cost: $15,502,685; Original Acquisition Date: 12/30/2014)	18,297	15,030,297
Hudson Charles 2 (Mt. Logan Re) (a)(d)(g)(j) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	9,576,565
Hudson Charles 3 (Mt. Logan Re) (a)(d)(g)(j) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	12,452,004

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	SHARES	FAIR VALUE
Multiperil - 6.2% (continued)
Madison (Artex Segregated Account Company) (a)(d)(g)(h)(j) (Cost: $2,722,962; Original Acquisition Date: 02/03/2020)	5,011	$2,808,544
Rondout (Artex Segregated Account Company) (a)(d)(g)(h)(j) (Cost: $14,040,097; Original Acquisition Date: 05/29/2015)	13,910	11,964,784
Yoho (Artex Segregated Account Company) (a)(d)(g)(h) (Cost: $4,337,300; Original Acquisition Date: 05/17/2016)	14,890	2,329,574

TOTAL PREFERENCE SHARES (Cost $72,572,603)		59,476,522

SHORT-TERM INVESTMENTS - 3.1%
Money Market Fund - 3.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.05% (k)	15,152,477	15,152,477
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.04% (k)	15,152,476	15,152,476

TOTAL SHORT-TERM INVESTMENTS (Cost $30,304,952)		30,304,953

TOTAL INVESTMENTS (Cost $1,015,077,948) - 100.1%		966,484,932

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(966,344)

TOTAL NET ASSETS - 100.0%		$965,518,588

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $932,995,107. Foreign concentration is as follows: Bermuda: 81.7%, Cayman Islands: 6.8%, Supranational: 3.3%, Singapore: 2.1%, Great Britain: 1.6%, and Ireland: 1.0%

(b)

Variable rate security. Reference rates as of July 31, 2020 are as follows: 3 Month Euribor -0.47%, 3 Month Libor 0.25%, 6 Month Libor 0.31%, and T-Bill 3 Month 0.09%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2020 was $856,522,515, which represented 88.7% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(f)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(g)	Value determined using significant unobservable inputs.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $89,918,835, which represents 9.3% of net assets.
(i)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	FAIR VALUE
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 7/16/2020, collateralized by $14,602,086 Event Linked Bonds, due 9/16/2020	$5,000,000	$5,000,000

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD	$5,000,000	$5,000,000

(Premiums Received $5,000,000)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. HEDGED EQUITY FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
PUT OPTIONS - (a) 0.0%
CBOE S&P 500 Index, Expires 8/7/2020, Strike Price $2,450.00	130	$42,524,560	$1,950
CBOE S&P 500 Index, Expires 8/7/2020, Strike Price $2,540.00	50	16,355,600	500

TOTAL PURCHASED OPTIONS (Cost $2,209)			2,450

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.2%
Money Market Funds - 0.6%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.05% (b)		70,033	70,033
First American Government Obligations Fund - Class Z - 0.09% (b)		70,032	70,032
First American Treasury Obligations Fund - Class Z - 0.09% (b)		70,032	70,032
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.04% (b)		70,033	70,033
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.08% (b)		70,033	70,033

			350,163

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.6%
1.556%, 10/8/2020 (c)(d)		$7,819,000	7,817,710
1.517%, 11/5/2020 (c)(d)		22,775,000	22,769,945
1.076%, 12/31/2020 (c)(d)		7,525,000	7,521,865
0.134%, 2/25/2021 (c)(d)		6,775,000	6,771,123
0.162%, 3/25/2021 (c)(d)		4,975,000	4,972,009
0.156%, 4/22/2021 (c)(d)		7,800,000	7,794,323
0.125%, 6/17/2021 (c)(d)		1,025,000	1,024,038

			58,671,013

TOTAL SHORT-TERM INVESTMENTS (Cost $58,877,825)			59,021,176

TOTAL INVESTMENTS (Cost $58,880,034) - 100.2%			59,023,626

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(138,330)

TOTAL NET ASSETS - 100.0%			$58,885,296

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. HEDGED EQUITY FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 8/3/2020, Strike Price $3,225.00	10	$3,271,120	$3,250
CBOE S&P 500 Index, Expires 8/3/2020, Strike Price $3,230.00	20	6,542,240	7,600
CBOE S&P 500 Index, Expires 8/3/2020, Strike Price $3,235.00	20	6,542,240	8,900
CBOE S&P 500 Index, Expires 8/3/2020, Strike Price $3,255.00	6	1,962,672	5,100
CBOE S&P 500 Index, Expires 8/5/2020, Strike Price $3,250.00	6	1,962,672	9,960
CBOE S&P 500 Index, Expires 8/5/2020, Strike Price $3,255.00	27	8,832,024	49,005
CBOE S&P 500 Index, Expires 8/5/2020, Strike Price $3,260.00	30	9,813,360	59,250
CBOE S&P 500 Index, Expires 8/7/2020, Strike Price $3,235.00	16	5,233,792	32,112
CBOE S&P 500 Index, Expires 8/7/2020, Strike Price $3,250.00	18	5,888,016	43,902
CBOE S&P 500 Index, Expires 8/7/2020, Strike Price $3,255.00	17	5,560,904	43,163
CBOE S&P 500 Index, Expires 8/7/2020, Strike Price $3,260.00	10	3,271,120	26,800

TOTAL PUT OPTIONS			289,042

(Premiums Received $589,305)

TOTAL WRITTEN OPTIONS			$289,042

(Premiums Received $589,305)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

		SHARES	FAIR VALUE
INVESTMENT COMPANIES - 64.2%
Open-End Mutual Funds - 64.2%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (a)		1,833,736	$16,668,658

TOTAL INVESTMENT COMPANIES (Cost $16,376,933)			16,668,658

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (b) - 0.0%
Put Options (b) - 0.0%
S&P 500 Emini Index, Expires: 08/14/20, Strike Price: $2,695.00	80	$13,054,000	4,831
S&P 500 Emini Index, Expires: 08/28/20, Strike Price: $2,250.00	80	13,054,000	4,600

TOTAL PURCHASED OPTIONS (Cost $14,948)			9,431

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 34.5%
Money Market Funds - 13.3%
First American Government Obligations Fund - Class X 0.09% (c)		1,722,731	1,722,731
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.04% (c)		1,722,731	1,722,731

			3,445,462

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 21.2%
0.154%, 04/22/2021 (d)(e)		$5,500,000	5,495,997

TOTAL SHORT-TERM INVESTMENTS (Cost $8,939,312)			8,941,459

TOTAL INVESTMENTS (Cost $25,331,193) - 98.7%			25,619,548

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%			327,387

TOTAL NET ASSETS - 100.0%			$25,946,935

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 3.
(b)	Rounds to zero.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for derivative contracts.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $70.00	20	1,429,400	$30,800
Australian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $70.50	40	2,858,800	44,000
Australian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $71.00	35	2,501,450	25,200
Australian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $71.50	20	1,429,400	8,400
British Pound Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $126.50	40	3,277,000	114,750
British Pound Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $127.00	40	3,277,000	102,250
British Pound Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $127.50	20	1,638,500	45,000

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
British Pound Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $128.00	20	1,638,500	$39,000
Canadian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $74.00	40	2,988,800	31,200
Canadian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $74.50	37	2,764,640	15,170
Canadian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $75.00	35	2,615,200	5,950
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,300.00	30	720,000	31,800
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,350.00	25	600,000	16,500
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,400.00	26	624,000	9,360
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,450.00	20	480,000	3,400
Cocoa Future, September 2020 Settlement, Expires 08/07/2020, Strike Price $2,500.00	10	240,000	700
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $102.50	10	446,063	62,438
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $105.00	10	446,063	53,513
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $107.50	15	669,094	67,219
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $110.00	15	669,094	54,900
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $330.00	50	790,000	4,375
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $335.00	75	1,185,000	4,688
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $340.00	25	395,000	1,094
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $345.00	25	395,000	781
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $350.00	25	395,000	625
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $355.00	8	126,400	150
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $60.00	10	313,300	15,500
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $61.00	10	313,300	11,700
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $62.00	20	626,600	16,900
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $63.00	10	313,300	5,850
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $64.00	10	313,300	3,900
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $65.00	14	438,620	3,570
Crude Oil Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $45.50	40	1,740,800	29,600
Crude Oil Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $45.75	30	1,305,600	19,800
Crude Oil Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $46.00	30	1,305,600	17,400
Crude Oil Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $46.25	41	1,784,320	21,320
Crude Oil Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $46.50	40	1,740,800	18,400
Crude Oil Future, October 2020 Settlement, Expires 08/25/2020, Strike Price $46.75	20	870,400	8,000
Euro FX Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $1.150	3	442,481	11,325
Gold Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $2,000.00	20	3,947,800	62,400
Gold Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $2,005.00	20	3,947,800	58,800
Gold Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $2,010.00	20	3,947,800	55,600
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $300.00	3	215,100	1,463
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $303.00	3	215,100	1,193
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $305.00	5	358,500	1,625
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $308.00	5	358,500	1,312
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $310.00	5	358,500	1,125
Japanese Yen Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $94.00	10	1,182,438	9,625
Japanese Yen Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $94.50	20	2,364,875	11,500
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $53.00	10	208,000	3,300
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $54.00	9	187,200	1,800
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $101.00	10	411,300	9,000
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $101.00	25	1,028,250	14,750
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.90	75	1,349,250	49,950
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.95	75	1,349,250	37,800
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $2.00	50	899,500	18,800
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $2.05	50	899,500	13,900
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $29.50	5	605,400	5,850
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $29.75	5	605,400	5,425
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $30.25	5	605,400	4,675
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $30.50	5	605,400	4,325
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $31.00	5	605,400	3,775
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $30.50	15	274,230	4,950
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $31.00	20	365,640	4,380
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $31.50	10	182,820	1,380
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $32.00	10	182,820	870
Soybean Oil Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $32.50	14	255,948	756
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $11.75	25	353,920	26,600
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $12.00	25	353,920	20,720
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $12.25	25	353,920	15,400
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $12.50	15	212,352	6,552

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $12.75	15	212,352	$4,368
U.S. Treasury 10-Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $140.50	4	560,313	937
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $184.00	4	729,125	3,125
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $550.00	25	664,063	6,250
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $555.00	25	664,063	5,000
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $560.00	25	664,063	3,750
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $565.00	50	1,328,125	5,937
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $570.00	50	1,328,125	4,375

TOTAL CALL OPTIONS			1,449,871

(Premiums Received $946,997)

PUT OPTIONS
Australian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $68.00	40	2,858,800	200
Australian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $68.50	40	2,858,800	400
Australian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $69.00	20	1,429,400	400
British Pound Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $122.00	20	1,638,500	125
British Pound Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $122.50	35	2,867,375	219
British Pound Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $123.00	32	2,621,600	200
British Pound Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $123.50	20	1,638,500	125
Canadian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $72.00	20	1,494,400	100
Canadian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $72.50	20	1,494,400	100
Canadian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $73.00	40	2,988,800	200
Canadian Dollar Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $73.50	40	2,988,800	800
Coffee ‘C’ Future, September 2020 Settlement, Expires 08/14/2020, Strike Price $95.00	15	669,094	337
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $320.00	150	2,370,000	61,875
Corn Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $325.00	200	3,160,000	117,500
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $53.00	14	438,620	280
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $54.00	10	313,300	300
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $55.00	20	626,600	700
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $56.00	10	313,300	500
Cotton Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $57.00	10	313,300	650
Euro FX Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $1.110	3	442,481	19
Gold Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1,815.00	20	3,947,800	7,800
Gold Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1,820.00	20	3,947,800	8,400
Gold Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1,825.00	22	4,342,580	9,900
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $275.00	5	358,500	2,687
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $278.00	4	286,800	2,850
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $280.00	5	358,500	4,250
HG Copper Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $282.00	5	358,500	5,125
Japanese Yen Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $92.00	10	1,182,438	125
Japanese Yen Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $92.50	15	1,773,656	375
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $46.00	9	187,200	450
Lean Hogs Future, August 2020 Settlement, Expires 08/14/2020, Strike Price $47.00	10	208,000	700
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $92.00	20	822,600	600
Live Cattle Future, August 2020 Settlement, Expires 08/07/2020, Strike Price $93.00	15	616,950	450
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.55	52	935,480	16,432
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.60	25	449,750	10,350
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.65	25	449,750	13,550
Natural Gas Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $1.70	25	449,750	17,425
S&P 500 Emini Index, August 2020 Settlement, Expires 08/07/2020, Strike Price $3,115.00	150	24,476,250	38,902
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.60	10	1,210,800	7,300
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.70	10	1,210,800	7,850
Silver Future, September 2020 Settlement, Expires 08/26/2020, Strike Price $20.80	10	1,210,800	8,450

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $280.00	10	291,200	$500
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $285.00	10	291,200	1,350
Soybean Meal Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $290.00	21	611,520	7,140
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $10.50	20	283,136	224
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $10.75	25	353,920	280
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $11.00	26	368,077	291
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $11.25	30	424,704	672
Sugar Future, September 2020 Settlement, Expires 08/17/2020, Strike Price $11.50	25	353,920	1,120
U.S. Treasury 10-Year Note Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $139.00	4	560,313	312
U.S. Treasury Long Bond Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $179.00	4	729,125	1,625
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $520.00	25	664,063	8,750
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $525.00	25	664,063	11,094
Wheat Future, September 2020 Settlement, Expires 08/21/2020, Strike Price $530.00	39	1,035,938	21,694

TOTAL PUT OPTIONS			404,053

(Premiums Received $582,223)

TOTAL WRITTEN OPTIONS			$1,853,924

(Premiums Received $1,529,220)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Brent Crude, January 2021 Settlement	2	$88,940	$(2,253)
Coffee ‘C’, December 2020 Settlement	2	91,200	(9,953)
Copper, September 2020 Settlement	1	71,700	(1,452)
Corn, September 2020 Settlement	178	2,812,400	16,072
Corn, December 2020 Settlement	22	359,700	14,877
DAX Index, September 2020 Settlement	2	727,416	(866)
Euro Stoxx 50, September 2020 Settlement	11	412,437	4,975
FTSE/JSE Top 40 Index, September 2020 Settlement	29	870,386	(25,098)
FTSE/MIB Index, September 2020 Settlement	4	449,908	12,287
KC HRW Wheat, December 2020 Settlement	17	385,050	18,984
KOSPI2 Index, September 2020 Settlement	7	439,703	(26,270)
Lean Hogs, December 2020 Settlement	6	120,900	6,603
Low Su Gasoil, January 2021 Settlement	2	76,200	47
Natural Gas, January 2021 Settlement	6	174,900	(3,234)
NY Harbor ULSD, January 2021 Settlement	1	54,272	208
OMXS30 Index, August 2020 Settlement	1	19,481	276
S&P500 Emini, September 2020 Settlement	4	652,700	(4,851)
Silver, September 2020 Settlement	2	242,160	(44,664)
Soybean Meal, September 2020 Settlement	8	232,960	1,558

TOTAL FUTURES CONTRACTS SOLD		$8,282,413	$(42,754)

FUTURES CONTRACTS PURCHASED
Australian Dollar, September 2020 Settlement	66	4,717,020	6,471
Amsterdam Index, August 2020 Settlement	3	384,060	(17,253)
British Pound, September 2020 Settlement	112	9,175,600	182,751
Brent Crude, October 2020 Settlement	40	1,740,800	(17,263)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of July 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, September 2020 Settlement	53	$3,960,160	$2,074
CAC 40 Index, August 2020 Settlement	1	56,318	(2,513)
Cocoa, September 2020 Settlement	53	1,272,000	41,308
Coffee ‘C’, September 2020 Settlement	40	1,784,250	121,995
Copper, December 2020 Settlement	3	216,787	21,077
Cotton No.2, December 2020 Settlement	28	877,240	(10,662)
FTSE 100 Index, September 2020 Settlement	5	385,272	(22,192)
FTSE China A50 Index, August 2020 Settlement	2	30,275	311
RBOB Gasoline, January 2021 Settlement	8	366,744	(7,612)
Gold 100 Oz, October 2020 Settlement	15	2,960,850	4,644
Gold 100 Oz, December 2020 Settlement	1	198,590	14,238
IBEX 35 Index, August 2020 Settlement	10	814,260	(48,213)
Japanese Yen, September 2020 Settlement	18	2,128,388	(5,520)
Lean Hogs, August 2020 Settlement	5	104,000	(5,014)
Live Cattle, October 2020 Settlement	22	904,860	(1,651)
Live Cattle, December 2020 Settlement	1	44,620	1,663
MSCI Taiwan Index, August 2020 Settlement	1	49,930	438
Natural Gas, September 2020 Settlement	75	1,349,250	(44,047)
S&P/TSX 60 Index, September 2020 Settlement	3	432,446	21,366
SGX Nifty 50 Index, August 2020 Settlement	1	22,209	(237)
Silver, December 2020 Settlement	1	122,345	30,855
Soybean, January 2021 Settlement	6	269,400	(2,566)
Soybean Meal, January 2021 Settlement	10	298,400	(7,787)
Soybean Oil, September 2020 Settlement	13	237,666	4,039
Soybean Oil, January 2021 Settlement	5	92,790	5,296
Sugar #11, October 2020 Settlement	60	849,408	4,151
Sugar #11, March 2021 Settlement	29	428,736	22,653
Swiss Market Index, September 2020 Settlement	4	437,680	(2,977)
Wheat Future, September 2020 Settlement	5	132,813	(2,451)
Wheat Future, December 2020 Settlement	3	80,812	1,689
WTI Crude, January 2021 Settlement	10	414,900	9,477

TOTAL FUTURES CONTRACTS PURCHASED		$37,340,879	$298,538

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	10/6/2020	British Pound	1,245,039	United States Dollar	1,546,712	$83,703
Morgan Stanley Capital Services LLC	10/5/2020	Canadian Dollar	2,214,533	United States Dollar	1,632,053	21,643
Morgan Stanley Capital Services LLC	10/6/2020	Colombian Peso	4,341,565,673	United States Dollar	1,157,967	(194)
Morgan Stanley Capital Services LLC	10/6/2020	Euro	1,295,977	United States Dollar	1,457,819	70,770
Morgan Stanley Capital Services LLC	10/7/2020	Indian Rupee	92,316,930	United States Dollar	1,210,825	14,648
Morgan Stanley Capital Services LLC	10/6/2020	Indonesian Rupiah	17,944,426,500	United States Dollar	1,210,825	(3,509)
Morgan Stanley Capital Services LLC	10/6/2020	Mexican Peso	1,219,825	United States Dollar	52,858	1,509
Morgan Stanley Capital Services LLC	10/6/2020	New Zealand Dollar	136,481	United States Dollar	88,321	2,196
Morgan Stanley Capital Services LLC	10/5/2020	Russian Ruble	3,785,690	United States Dollar	52,858	(2,184)
Morgan Stanley Capital Services LLC	10/5/2020	Turkish Lira	8,512,100	United States Dollar	1,210,825	(40,534)
Morgan Stanley Capital Services LLC	10/7/2020	United States Dollar	1,457,181	Australian Dollar	2,108,953	(49,995)
Morgan Stanley Capital Services LLC	10/6/2020	United States Dollar	1,157,967	Chilean Peso	948,641,305	(95,739)
Morgan Stanley Capital Services LLC	10/6/2020	United States Dollar	1,210,825	Czeck Koruna	28,714,957	(78,210)
Morgan Stanley Capital Services LLC	10/6/2020	United States Dollar	1,210,825	Israeli New Shekel	4,174,501	(16,618)
Morgan Stanley Capital Services LLC	10/6/2020	United States Dollar	88,097	Japanese Yen	9,452,544	(1,258)
Morgan Stanley Capital Services LLC	10/7/2020	United States Dollar	52,858	New Taiwan Dollar	1,538,696	(9)
Morgan Stanley Capital Services LLC	10/6/2020	United States Dollar	1,543,956	Norwegian Krone	14,745,938	(75,930)
Morgan Stanley Capital Services LLC	10/6/2020	United States Dollar	52,858	Polish Zloty	210,052	(3,234)
Morgan Stanley Capital Services LLC	10/7/2020	United States Dollar	1,210,825	South Korean Won	1,455,181,593	(10,167)
Morgan Stanley Capital Services LLC	10/6/2020	United States Dollar	1,632,053	Swiss Franc	1,541,882	(56,840)

						$(239,952)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”) and the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) (together, the “Funds”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

The Funds’ holdings in whole loans, securitizations and certain other types of alternative lending related securities, and the Funds’ holdings in mortgage loans, mezzanine loans and certain other types of single family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Funds’ holdings in private funds are fair valued based on valuations of the Funds’ interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Funds on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Funds will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Funds may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Funds may value their interests in the private fund at a discount or a premium to the valuation they receive from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Funds’ interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund-specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private investment private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Funds must value their assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between level 2 and 3 during the reporting period. The transfers from level 2 to level 3 occurred because there is no longer observable market data for these securities for the period ended July 31, 2020. The transfers from level 3 to level 2 occurred because there was observable market data that became available as of July 31, 2020. The following table summarizes the inputs used to value the Funds’ investments as of July 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Fund
Assets
Event-Linked Bonds
Europe	$—	$507,926	$—	$507,926
Global	—	162,491,867	8,983,227	187,356,582
Great Britain	—	—	3,010,708	3,010,708
Japan	—	63,918,273	—	63,918,273
Mexico	—	11,430,843	—	11,430,843
United States	—	543,669,304	3,119,274	530,907,090

Total Event-Linked Bonds	—	782,018,213	15,113,209	797,131,422
Participation Notes	—	—	79,572,035	79,572,035
Preference Shares(1)	—	—	59,476,522	59,476,522
Money Market Funds	30,304,953	—	—	30,304,953

Total Assets	$30,304,953	$782,018,213	$154,161,766	$966,484,932

Liabilities
Reverse Repurchase Agreement	$—	$5,000,000	$—	$5,000,000

Total Liabilities	$—	$5,000,000	$—	$5,000,000

U.S. Hedged Equity Fund(2)
Assets
Purchased Options	$2,450	$—	$—	$2,450
Money Market Funds	350,163	—	—	350,163
U.S. Treasury Bills	—	58,671,013	—	58,671,013

Total Assets	$352,613	$58,671,013	$—	$59,023,626

Liabilities
Written Options	$145,977	$143,065	$—	$289,042

Total Liabilities	$145,977	$143,065	$—	$289,042

Diversified Alternatives Fund(2)
Assets
Investment Companies	$16,668,658	$—	$—	$16,668,658
Purchased Options	4,600	4,831	—	9,431
Money Market Funds	3,445,462	—	—	3,445,462
U.S. Treasury Bills	—	5,495,997	—	5,495,997

Total Assets	$20,118,720	$5,500,828	$—	$25,619,548

Liabilities
Written Options	$1,813,829	$40,095	$—	$1,853,924

Total Liabilities	$1,813,829	$40,095	$—	$1,853,924

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$194,469	$—	$194,469
Unrealized depreciation on forward currency contracts	—	(434,421)	—	(434,421)
Unrealized appreciation on futures contracts	572,383	—	—	572,383
Unrealized depreciation on futures contracts	(316,599)	—	—	(316,599)

Total	$255,784	$(239,952)	$—	$15,832

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended July 31, 2020, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2020:

	High Yield Fund
	Event- Linked Bonds	Participation Notes	Preference Shares
Beginning Balance - November 1, 2019	$36,019,370	$70,862,377	$82,807,594
Acquisitions	1,601,373	68,463,864	13,636,308
Dispositions	(11,773,494)	(63,051,751)	—
Realized losses	(17,172,183)	(715,498)	—
Return of capital	—	(113,426)	(32,700,763)
Change in unrealized appreciation (depreciation)	13,690,761	4,126,469	(4,266,617)
Transfers in/out of Level 3	(7,252,618)	—	—

Ending Balance - July 31, 2020	$15,113,209	$79,572,035	$59,476,522

As of July 31, 2020, the change in unrealized depreciation on positions still held in the High Yield Reinsurance Fund was $(337,966) for Event-Linked Bonds, $2,807,668 for Participation Notes, and $(3,814,050) for Preference Shares.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2020.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/20	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes	Financial Services	$49,485,648	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$2.9MM $0.0MM-$4.4MM	$1.7MM $3.1MM

Preference Shares	Financial Services	$37,447,953	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$14.3MM $0.0MM-$11.6MM	$3.2MM $6.2MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $15,113,209 for Event-Linked Bonds, $30,086,387 for Participation Notes and $22,028,569 for Preference Shares.

A reverse repurchase agreement is the sale by a fund of a security to a party for a specified price, with the simultaneous agreement by the fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a fund. In such situations, a fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Event Linked Bonds	$—	$5,000,000	$—	$—	$5,000,000

Total	$—	$5,000,000	$—	$—	$5,000,000

3. Transactions with Affiliates

The following may be deemed to be affiliated with Funds during the quarter ended July 31, 2020. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

	Diversified Alternatives Fund
	Stone Ridge High Yield Reinsurance Risk Premium - Class I	Total
May 1, 2020 Balance
Shares	—
Cost	$—	$—
Additions
Shares	1,833,736
Cost	$16,376,933
Reductions
Shares	—
Cost	$—
July 31, 2020 Balance
Shares	1,833,736
Cost	$16,376,933	$16,376,933
Value	$16,668,658	$16,668,658
Dividend Income	$—	$—
Realized Gain/(Loss)	$—	$—
Change in Unrealized Appreciation	$291,725	$291,725